Loans, Financing and Debentures - Schedule of Loans, Financing and Debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures (in Brazil Real)	R$ 1,024,300	R$ 885,519
Agricultural Cost [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate + CDI
Loans, financing and debentures (in Brazil Real)	R$ 423,785	R$ 197,647
Agricultural Cost [Member] | Bottom of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	9.00%	8.00%
Agricultural Cost [Member] | Top of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	16.00%	15.00%
Agricultural costs (USD) [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Loans, financing and debentures (in Brazil Real)	R$ 45,316	R$ 122,883
Agricultural costs (USD) [Member] | Bottom of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	5.00%	3.00%
Agricultural costs (USD) [Member] | Top of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	6.00%	7.00%
Agricultural cost (PYG) [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges	11.00%	11.00%
Loans, financing and debentures (in Brazil Real)		R$ 12,364
Investment and Expansion [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Loans, financing and debentures (in Brazil Real)	R$ 42,933	R$ 50,283
Investment and Expansion [Member] | Bottom of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	3.00%	3.00%
Investment and Expansion [Member] | Top of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	9.00%	10.00%
Machinery financing [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges	10.00%
Loans, financing and debentures (in Brazil Real)	R$ 8,713	R$ 4,509
Machinery financing [Member] | Bottom of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges		9.00%
Machinery financing [Member] | Top of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges		12.00%
New sugarcane [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges	6.00%	6.00%
Loans, financing and debentures (in Brazil Real)	R$ 5,810	R$ 14,001
Debentures [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate + IPCA
Loans, financing and debentures (in Brazil Real)	R$ 503,995	R$ 489,564
Debentures [Member] | Bottom of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	5.00%	5.00%
Debentures [Member] | Top of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	12.00%	12.00%
Transaction cost [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures (in Brazil Real)	R$ (6,252)	R$ (5,732)
Current [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures (in Brazil Real)	475,018	355,841
Non-current [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures (in Brazil Real)	R$ 549,282	R$ 529,678